Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Pension plan [member]
Disclosure of defined benefit plans [line items]
Transfer of accumulated actuarial losses to retained earnings	$ 5